Investor A C Institutional And Class R [Member] Expense Example - Investor A C Institutional And Class R [Member] - BLACKROCK EQUITY DIVIDEND FUND	Apr. 30, 2026 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 615
Expense Example, with Redemption, 3 Years	806
Expense Example, with Redemption, 5 Years	1,013
Expense Example, with Redemption, 10 Years	1,608
Investor C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	535
Expense Example, with Redemption, 5 Years	922
Expense Example, with Redemption, 10 Years	1,803
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	696
Expense Example, with Redemption, 10 Years	$ 1,540